INCOME TAXES (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Minimum
Income tax loss carryforward
Period of limitations on use	1 year
Maximum
Income tax loss carryforward
Period of limitations on use	20 years
Federal
Income tax loss carryforward
Income tax loss carryforward	$ 619,225,000
State
Income tax loss carryforward
Income tax loss carryforward	$ 405,510,000